Investments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ (8,282)	$ 8,383	$ (110)	$ 16,115
Private Company Investments [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 16	$ 0	$ 29	$ 0